Additional Information - Condensed Financial Statements of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed Statements of Operations And Comprehensive Loss
Condensed statements of operations and comprehensive loss:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Operation expenses:
General and administrative expenses	(2,332)	(1,036)	(1,883)

Total operating expenses	(2,332)	(1,036)	(1,883)

Other expenses:
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(151,264)	(8,183)	(131,325)

Others, net	(69)	(123)	251
Net loss	(153,665)	(9,342)	(132,957)

Accretions to preferred shares redemption value	(291,275)	(216,185)	(940,186)
Net loss attributable to ordinary shareholders	(444,940)	(225,527)	(1,073,143)
Net loss	(153,665)	(9,342)	(132,957)
Other comprehensive (losses)/income:
Foreign currency translation adjustments	(876)	2,649	671
Total comprehensive loss	(154,541)	(6,693)	(132,286)

Accretions to preferred shares redemption value	(291,275)	(216,185)	(940,186)

Total comprehensive loss to ordinary shareholders	(445,816)	(222,878)	(1,072,472)

Summary of Condensed Balance Sheets
Condensed balance sheets:

	As of December 31,
	2018	2019
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	52,237	16,845

Total current assets	52,237	16,845

Non-current assets:
Prepayments and other current assets	—	6,720
Investments in subsidiaries, VIE and subsidiaries of VIE	28,658	(74,979)

Total non-current assets	28,658	(68,259)

TOTAL ASSETS	80,895	(51,414)

LIABILITIES
Accrued expenses and other current liabilities	50	27
Total current liabilities	50	27

TOTAL LIABILITIES	50	27

MEZZANINE EQUITY
Series A convertible redeemable preferred shares (US$0.0001 par value; 100,000,000 shares authorized, issued and outstanding with redemption value of RMB1.32, RMB3.31 and liquidation value of RMB1.36, RMB2.93 as of December 31, 2018 and 2019, respectively )	164,733	344,876
Series B convertible redeemable preferred shares (US$0.0001 par value; 116,666,650 shares authorized, issued and outstanding with redemption value of RMB1.63, RMB3.33 and liquidation value of RMB1.50, RMB3.09 as of December 31, 2018 and 2019, respectively )	195,422	400,476
Series C convertible redeemable preferred shares (US$0.0001 par value; 142,583,330 shares authorized, issued and outstanding with redemption value of RMB1.95, RMB3.42 and liquidation value of RMB1.94, RMB3.58 as of December 31, 2018 and 2019, respectively )	249,150	485,302
Series C1 convertible redeemable preferred shares (US$0.0001 par value; 34,697,360 shares authorized, issued and outstanding with redemption value of RMB1.93, RMB3.42 and liquidation value of RMB1.94, RMB3.58 as of December 31, 2018 and 2019, respectively )	60,433	117,973
Series C1+ convertible redeemable preferred shares (US$0.0001 par value; 26,912,090 shares authorized, issued and outstanding with redemption value of RMB1.90, RMB3.40 and liquidation value of RMB2.34, RMB4.03 as of December 31, 2018 and 2019, respectively )	49,539	92,966
Series D convertible redeemable preferred shares (US$0.0001 par value; 128,152,790 shares authorized, issued and outstanding with redemption value of RMB2.49, RMB3.52 and liquidation value of RMB2.79, RMB4.48 as of December 31, 2018 and 2019, respectively )	250,098	438,439
Series D1 convertible redeemable preferred shares (US$0.0001 par value; 20,023,870 shares authorized, issued and outstanding with redemption value of RMB2.46, RMB3.51 and liquidation value of RMB2.79, RMB4.48 as of December 31, 2018 and 2019, respectively )	37,429	66,958

TOTAL MEZZANINE EQUITY	1,006,804	1,946,990

SHAREHOLDERS’ DEFICIT:
Ordinary shares (US$0.0001 par value, 930,963,910 shares authorized as of December 31, 2018 and 2019, respectively, 260,000,000 issued and outstanding as of December 31, 2018 and 285,428,430 shares issued and 260,000,000 shares outstanding as of December 31, 2019, respectively)	171	189
Treasury stock	—	(18)
Accumulated deficit	(929,888)	(2,003,031)
Accumulated other comprehensive income	3,758	4,429

TOTAL SHAREHOLDERS’ DEFICIT:	(925,959)	(1,998,431)

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	80,895	(51,414)

Summary of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	118	(991)	(15,239)
Net cash used in investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE	(213,790)	—	(21,094)

Net cash used in investing activities	(213,790)	—	(21,094)

Net cash generated from financing activities
Proceeds from issuance of Series D convertible redeemable preferred shares	215,643	—	—
Proceeds from issuance of Series D1 convertible redeemable preferred shares	32,835	—	—
Payment of issuance cost for Series D convertible redeemable preferred shares	(8,646)	—	—
Payment of issuance cost for Series D1 convertible redeemable preferred shares	(2,026)	—	—
Cash received from convertible loans	27,981	—	—

Net cash generated from financing activities	265,787	—	—

Effect of exchange rate changes on cash and cash equivalents	(1,567)	2,531	941
Net increase/(decrease) in cash and cash equivalents	50,548	1,540	(35,392)

Cash and cash equivalents at beginning of the year	149	50,697	52,237

Cash and cash equivalents at end of the year	50,697	52,237	16,845